Valuation and Qualifying Accounts (USD $)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 21, 2008
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	$ 2,613,000	$ 1,478,000	$ 1,845,000
Deductions	(7,204,000)	(4,388,000)	(7,965,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	6,416,000	6,760,000	6,592,000	7,453,000
Valuation and Qualifying Accounts (Textual) [Abstract]
Stock-based compensation	500,000
Other comprehensive income (loss)	1,300,000	200,000	2,000,000
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	2,613,000	1,478,000	1,845,000
Deductions	(2,975,000)	(1,185,000)	(2,662,000)
Charged to other accounts
Ending Balance	5,766,000	6,128,000	5,835,000	6,652,000
Allowance for Revenue Adjustments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	(4,229,000)	(3,203,000)	(5,303,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	650,000	632,000	757,000	801,000
Business Restructuring Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses		2,057,000	1,001,000
Deductions	(1,809,000)	(165,000)	(3,563,000)
Charged to other accounts			(485,000)
Ending Balance	233,000	2,042,000	150,000	3,197,000
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	(7,207,000)	7,671,000	9,727,000
Deductions
Charged to other accounts	(1,320,000)	274,000	(2,015,000)
Ending Balance	$ 8,392,000	$ 16,919,000	$ 8,974,000	$ 1,262,000